INCOME TAXES - Explanatory notes to the effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Movement in (un)recognized deferred tax assets	$ (354)	$ (166)	$ (247)
Reversal of withholding tax liabilities	419	159	217
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movement in (un)recognized deferred tax assets	147	112	247
Pakistan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of withholding tax liabilities	45
GTH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movement in (un)recognized deferred tax assets	$ 213	$ 49	$ 21